Label	Element	Value
Keeley Mid Cap Dividend Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Keeley Mid Cap Dividend Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The KEELEY Mid Cap Dividend Value Fund (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” in the Fund’s Prospectus and under the section “Purchases and Redemption of Shares” in the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.77%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.  This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs could be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund intends to pursue its investment objective by investing in equity securities of companies with a mid-size market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.  Under normal market conditions, the Fund will invest no less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in “dividend-paying” common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of “mid cap” companies, which the Adviser currently defines as securities within the range of the Russell Midcap® Value Index at the time of investment.  The market cap range of the index changes daily, and as a result, the capitalization of mid-cap companies in which the Fund invests will also change.  As of December 31, 2017, the market capitalization range of the index was approximately $111.5 million to $33.9 billion.

“Dividend-paying” common stocks have one or more of the following characteristics: (i) attractive dividend yields that, in the opinion of the Adviser, are relatively stable or expected to grow; (ii) that pay a small dividend, but could grow their dividend over the next few years; and (iii) that pay no dividend, but may initiate a dividend or return cash to shareholders in other ways, such as a share repurchase program.

In making investment decisions for the Fund, the Adviser employs a “value” investment philosophy, which is based upon the belief that, at times, the market value of an asset may deviate from its underlying (“intrinsic”) value, and that the market price and the intrinsic value should converge over the long-term.  The Fund seeks to invest in securities of mid-cap, undervalued companies that meet certain criteria identified by the Adviser from time to time.  The Adviser focuses its attention on particular kinds of undervalued stocks and constructs the Fund’s portfolio using a rigorous, “bottom-up” investment process that concentrates on individual companies (rather than on macroeconomic trends).  The Adviser looks for stocks with sustainable, expected growth in earnings and dividends, and attempts to buy them when they are temporarily out-of-favor or undervalued by the market. Each stock is judged on its potential for above-average capital appreciation.

The Adviser believes that a track record of dividend increases is an excellent indicator of a company’s financial health and growth prospects, and that over the long-term, income can contribute significantly to total return.  Dividends also can help reduce the Fund’s volatility during periods of market turbulence and can help offset losses when stock prices are falling.  The Adviser reasonably expects that a company will pay a dividend or return cash to shareholders in other ways based upon the company’s operating history, its growth and profitability opportunities, and its history of sales, profits and dividend payments.

The Fund intends to pay the dividends it receives at least annually. It is the Adviser’s intention for the Fund typically to hold securities for more than two years.  However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes over-weighed in the portfolio, or when operating difficulties or other circumstances make selling desirable.

As long as an investment continues to meet the Fund’s other investment criteria set forth above, the Fund may choose to hold such securities even if the company’s capitalization moves outside the Russell Midcap® Value Index range.  If less than 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in companies with a mid-size market capitalization, the Fund will not invest in companies other than those with a mid-size market capitalization until the 80% threshold is restored.

The Fund may be suitable for the more aggressive section of an investor’s portfolio.  The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment.  An investment in the Fund should not be considered a complete investment program.

Risk [Heading]	rr_RiskHeading	MAIN RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Loss of money is a risk of investing in the Fund.

Equity Risk.  The Fund is subject to the typical risks of equity investing, which include, but are not limited to: loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and negative market or other general economic news.  The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Mid-Capitalization Company Risk.  Investing in mid-cap securities presents more risk than investing in more established or large-cap company securities.  Mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility.  Trading volumes may be lower, making such securities less liquid.

“Value Style” Investing Risk. Investing in undervalued companies, including companies undergoing restructuring or emerging from bankruptcy, presents special risks, since these companies must overcome the investing public’s negative perceptions, which may have resulted from any number of catalysts or events, including but not limited to, declarations of bankruptcy or corporate restructurings.  Often, such companies are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame.  Generally, companies going through corporate restructuring are more likely than others to remain undervalued.  “Value style” investing may fall out of favor with investors and underperform other investment styles.  Moreover, there can be no guarantee that the company’s market price will appreciate toward its intrinsic value, as estimated by the Adviser.

Dividend-Paying Stock Risk.  The companies held by the Fund may reduce or stop paying dividends, which may affect the Fund’s ability to generate income.  The Adviser’s approach in selecting dividend-paying securities may go out of favor with investors.  This may cause the Fund to underperform relative to other mutual funds that do not emphasize dividend-paying stocks.

Market Sector Concentration Risk.  In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors.  Such industry-based risks may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition.  In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Management Risk.  If a portfolio manager is incorrect in the assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund.  The bar chart below shows how the Fund’s total return has varied from year to year.  The table compares the Fund’s performance with that of the Russell Midcap® Value Index, an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe and includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.  The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies by market capitalization of the Russell 1000® Index.  While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results.  Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell Midcap® Value Index, an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe and includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-933-5391
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.keeleyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	KMDVX* - Year-by-year total return as of 12/31 each year (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*
The information in the bar chart represents the performance of the Fund’s Class A Shares. Performance information for the Fund’s Class I Shares is not shown and the performance of that class will be different from the Fund’s Class A Shares because the expenses of each class are different.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER		WORST QUARTER
Q1 2013	14.62%	Q3 2015	(8.71)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.71%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/17 FOR THE KEELEY MID CAP DIVIDEND VALUE FUND
Keeley Mid Cap Dividend Value Fund | Russell Midcap® Value Index (reflects no deduction for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Value Index (reflects no deduction for fees, expenses and taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.34%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.68%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.75%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2011
Keeley Mid Cap Dividend Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of the amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 576
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	884
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,214
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,144
Annual Return 2012	rr_AnnualReturn2012	15.04%
Annual Return 2013	rr_AnnualReturn2013	34.66%
Annual Return 2014	rr_AnnualReturn2014	11.00%
Annual Return 2015	rr_AnnualReturn2015	(4.47%)
Annual Return 2016	rr_AnnualReturn2016	23.80%
Annual Return 2017	rr_AnnualReturn2017	15.69%
Label	rr_AverageAnnualReturnLabel	Class A Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.49%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.33%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.20%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2011
Keeley Mid Cap Dividend Value Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.32%	[1],[4],[5]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.70%	[1],[4],[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.62%	[1],[4],[5]
Keeley Mid Cap Dividend Value Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.06%	[1],[4],[5]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.39%	[1],[4],[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.19%	[1],[4],[5]
Keeley Mid Cap Dividend Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of the amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	377
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	667
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,494
Label	rr_AverageAnnualReturnLabel	Class I Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.98%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.68%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.35%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2011

[1]	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
[2]	"Acquired Fund Fees and Expenses" are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown in the above table may differ from the ratio of expenses to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
[3]	The Fund's adviser, Keeley-Teton Advisors, LLC (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.29% for Class A Shares and 1.04% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that the Fund sells short, litigation expenses, other extraordinary expenses, any costs that the Fund incurs from investments in other investment companies, and brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. The waiver is in effect through February 28, 2019, and the Adviser cannot discontinue the agreement prior to its expiration.
[4]	After tax returns as of December 31, 2017 may be higher or lower than the performance shown above due to the ultimate tax characterization of REITs held in the Fund's portfolio.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.